CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Total revenue	$ 11,754	$ 11,039	$ 22,717	$ 21,197
Total cost of revenue	1,450	1,391	2,953	2,717
Gross profit	10,304	9,648	19,764	18,480
Research and development expenses	1,871	1,758	3,786	3,486
Selling, general and administrative expenses	6,761	6,477	13,235	12,803
Operating income	1,672	1,413	2,743	2,191
Financial income (expenses), net	35	(40)	(4)	(24)
Taxes on income	(409)	(377)	(759)	(569)
Other	(5)	3	(26)	5
Net income	1,293	999	1,954	1,603
Less: Net (income) loss attributable to the noncontrolling interest		3	(10)	3
Net income attributable to Cimatron's shareholders	$ 1,293	$ 1,002	$ 1,944	$ 1,606
Net income per share - basic and diluted	$ 0.12	$ 0.11	$ 0.18	$ 0.17
Weighted average number of shares outstanding
Basic EPS (in thousands)	10,751	9,362	10,741	9,355
Diluted EPS (in thousands)	10,761	9,362	10,744	9,360